Share Based Compensation	3 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

Note 4 – Share Based Compensation

The Company adopted its 2020 Equity Incentive Plan (the “Plan”) which became effective in January 2021. Under the Plan, the Company is authorized to issue up to 10 million shares of common stock pursuant to grants and the exercise of rights under the Plan. Effective March 10, 2021, the Corporation adopted a deferred compensation and equity award plan (the “Deferred Compensation Plan”). Restricted stock units awarded pursuant to the Deferred Compensation Plan shall vest in the manner determined by the Board with respect to such award. Restricted stock units have no voting rights, and no amount due or payable under the Deferred Compensation Plan or any interest in the Deferred Compensation Plan, shall be subject in any manner to alienation, sale, transfer, assignment, pledge, attachment, garnishment, lien, levy or like encumbrance.

A summary of the stock options as of March 31, 2025, and changes during the periods are presented below:

							SBC Expense - Three Months Ended
Grant Date	Expiration Date	Exercise Price	Valuation	Volatility	Expected Life (Yrs)	Options Granted	3/31/2025	3/31/2024

3/22/2021	3/22/2026	$0.0900	$190,202	211%	3.4	2,000,000	$0	$0
8/24/2022	8/24/2032	$0.0600	$43,456	178%	5.5	730,000	0	0
10/12/2022	10/12/2032	$0.0600	$106,109	162%	5.5	2,250,000	0	0
1/16/2023	1/16/2028	$0.0675	$13,267	174%	3.3	250,000	0	555
						5,230,000	$0	$555

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(Years)	Value
Balance at December 31, 2023	5,230,000	$0.07	6	$0
Exercised	0	0	0	0
Issued	0	0	0	0
Canceled	0	0	0	0
Balance at December 31, 2024	5,230,000	$0.07	5	0
Exercised	0	0	0	0
Issued	0	0	0	0
Canceled	0	0	0	0
Balance at March 31, 2025	5,230,000	$0.07	4.8	0
Options exercisable at March 31, 2025	5,230,000	$0.07	4.8	0